EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Details Narrative) - CAD ($)			1 Months Ended					3 Months Ended
	Jul. 07, 2023	May 11, 2021	Nov. 22, 2022	May 16, 2022	Nov. 30, 2019	Nov. 21, 2017	Nov. 30, 2016	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026
Duke Property Minerals [Member] | Duke Districts [Member]
Statement [Line Items]
Royalty interest			70.00%
Description of event of commercial property								To earn an initial 60% interest Boliden must fund $30 million of exploration and development expenditures within four years of the effective date of the EIA. Upon earning a 60% interest, Boliden can elect to earn an additional 10% interest in the Duke District, for an aggregate 70% interest, by funding an additional $60 million of exploration and development expenditures at a minimum rate of $10 million per year over the ensuing six years. As of December 31, 2025, Boliden had funded $30 million and earned a 60% interest in the Duke District. Boliden elected not to exercise the option to increase its interest from 60% to 70%
Advanced contributions balance								$ 118,246		$ 305,349
Description about exploration and development expenditures								Amarc and Boliden signed a joint venture agreement to jointly operate the DUKE District (the “DUKE JV”) effective April 1, 2026. Concurrently, the EIA was terminated. Boliden appointed Amarc as the operator for the DUKE JV. Under the DUKE JV, Boliden will now participate as to 60% and Amarc 40% in future programs of the DUKE JV, subject to standard dilution provisions in the event of non-participation
Owenership percentage							100.00%
Acquisition costs							$ 168,996
Exploration and development expenditures								$ 298,870	$ 6,567,364
Additional add on exploration and development expenditures								2,698,546	$ 6,262,208
PINE [Member]
Statement [Line Items]
Royalty obligation								$ 5,000,000
Description of retains profits interest								A 2.5% net profits interest (“NPI”) on mineral claims comprising approximately 96% of the PINE Property, which are subject to the above 3% NSR with a 1% NSR on the balance of the mineral claims that are not subject to the 3% NSR. The NPI royalty can be reduced to 1.25% at any time for $2.5 million in cash or shares. The 1% NSR royalty can be reduced to 0.5% for $2.5 million in cash or shares
Percentage of property purchase								3.00%
Granite Property Mineral [Member]
Statement [Line Items]
Royalty interest								2.00%
Royalty obligation								$ 2,000,000
Royalty amount payment								$ 1,500,000
Additional royalty interest								2.50%
IKE District [Member]
Statement [Line Items]
Royalty interest								1.00%
Royalty obligation								$ 5,000,000
Paula Property[Member]
Statement [Line Items]
Royalty interest					1.00%
Cash payments					$ 500,000,000
JOY District Agreement with Freeport [Member]
Statement [Line Items]
Owenership percentage		70.00%
Initial interest		60.00%
Required fund		$ 35,000,000
Work expenditures term		5 years
Description of consideration comprising		Freeport earned the 60% interest under an accelerated timeframe and a private joint venture corporation, Aurora Minerals Ltd. (“AuRORA Minerals”) was established to hold the mineral rights and title and to operate the JOY District (note 8). Freeport also elected to earn an additional 10% interest, for an aggregate 70% interest by sole funding a further $75 million within the following five years at a rate of no less than $10 million per year. Freeport is not obliged to continue funding Stage 2 and may abandon it at any time and revert to the 60:40 ownership arrangement				Amarc acquired 100% interest in the 7,200 hectare JOY Property from a private vendor. This property is subject to an underlying 3% NSR royalty from production to a former owner, which is capped at $3.5 million
Other Property Transactions [Member]
Statement [Line Items]
Payment for commercial production to subsequent year								shall pay $100,000 on or before May 31, 2023 and each year thereafter to, and including, May 31, 2031 until an aggregate of $1 million has been paid to the optionor
Acquired interest paid								$ 500,000
Owenership percentage				100.00%
Description of minerals claims option agreement				subject to a 2% NSR royalty in the event of commercial production, payable until $10 million has been paid after which the NSR royalty reduces to 0.5%
Payment for commercial production				$ 100,000
Duke District Capped Royalty Member
Statement [Line Items]
Royalty interest	2.00%
Description of event of commercial property	payable until $10 million has been paid after which the NSR shall cease
Cash payments	$ 5,000
Owenership percentage								100.00%
Common shares issue	200,000
Annual scholarship per year	$ 20,000
IKE Property Mineral [Member]
Statement [Line Items]
Royalty interest								1.00%
Royalty obligation								$ 2,000,000
Royalty amount payment								$ 4,000,000
Additional royalty interest								2.00%
Common shares issue								500,000
Advance royalty payments								$ 50,000